Class A, C Prospectus | RMB Mendon Financial Services Fund

RMB Mendon Financial Services Fund

INVESTMENT OBJECTIVE:
The fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the RMB Funds. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section of this prospectus and the “Purchase and Redemption of Shares” section of the funds’ SAI.

Shareholder Fees (paid directly from your investment)
Shareholder Fees - Class A, C Prospectus - RMB Mendon Financial Services Fund	Class A	Class C
Maximum front-end sales charge on Purchases (load) (as a % of offering price)	5.00%
Maximum deferred sales charge (load) (% of offering price or the amount you receive when you sell shares, whichever is less)		1.00%
Maximum redemption fee (% of redemption proceeds)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class A, C Prospectus - RMB Mendon Financial Services Fund		Class A	Class C
Management fees		0.75%	0.75%
Distribution and Shareholder Service (12b-1) fees		0.25%	1.00%
Acquired fund fees and expenses	[1]	0.08%	0.08%
Other expenses		0.61%	0.61%
Total Annual Fund Operating Expenses		1.69%	2.44%
Expense Recoupment	[2]	0.10%	0.10%
Total Annual Fund Operating Expenses After Expense Recoupment	[2]	1.79%	2.54%
[1]	The ratios of Annual Fund Operating Expenses in this table do not match those found in the “Financial Highlights” section of this prospectus (the “Expense Ratios”) because the Expense Ratios reflect the current operating expenses of the fund and do not include ratios of acquired fund fees and expenses, which are expenses incurred indirectly by the fund as a result of its investment in other funds.
[2]	RMB has agreed to waive all or a portion of its management fees and to reimburse certain expenses, to the extent required to reduce “Total Annual Fund Operating Expenses” to 1.80% and 2.55% of the average daily net assets attributable to Class A and Class C shares, respectively. Pursuant to the expense limitation agreement, any waivers and reimbursements made by the Adviser to the fund are subject to recoupment by the Adviser within three years, provided the fund is able to effect repayment and remain in compliance with the expense limitation in effect at the time the fees were waived or reimbursed. In accordance with the expense limitation agreement, the Adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund’s business (e.g., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees of RMB Investors Trust. The expense limitation will terminate on April 30, 2017, unless it is renewed by all parties to the expense limitation agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the Adviser is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. This Example gives effect to the contractual expense reimbursement for one year only. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Class A, C Prospectus - RMB Mendon Financial Services Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	673	999	1,348	2,330
Class C	357	754	1,277	2,710

You would pay the following expenses if you did not redeem your shares:
Expense Example, No redemption - Class A, C Prospectus - RMB Mendon Financial Services Fund - USD ($)	1 year	3 years	5 years	10 years
Class A	673	999	1,348	2,330
Class C	257	754	1,277	2,710

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 62% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its goal by investing at least 80% of its net assets (including borrowing, if any) in stocks of U.S. companies that are in the financial services sector. The fund may invest in companies of any size, but, under normal conditions, the fund invests primarily in mid, small and micro capitalization financial services companies. The fund considers all of the following as part of the financial services sector:

•	Regional and money center banks

•	Insurance companies

•	Home, auto and other specialty finance companies

•	Securities brokerage firms and electronic trading networks

•	Investment management and advisory firms

•	Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

•	Thrift and savings banks

•	Financial conglomerates

•	Electronic transaction processors for financial services companies

•	Real Estate Investment Trusts

•	Depository institutions

•	Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

Ordinarily, the fund’s portfolio will be invested primarily in common stocks. In selecting stocks, the subadviser uses a combination of growth and value strategies. The fund may also invest in companies that may experience unusual and possibly unique developments, or “special situations”, which may create a special opportunity for significant returns. Special situations include: significant technological improvements or important discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash, or short-term debt instruments or money market funds. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

PRINCIPAL RISKS

The principal risks of investing in the fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a fund that invests across several sectors.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

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Market Risk  — This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes — mid and small-capitalization stocks or particular sectors — fell out of favor with the market. Companies in the fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

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Common Stock Risk  — The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

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Management Risk  — The fund is subject to management risk because it is an actively managed investment portfolio. The subadviser will apply its investment techniques and risk analyses in making investment decisions for the fund, but there is no guarantee that its decisions will produce the intended result. The fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•

Small- and Mid-Capitalization Companies Risk  — The fund may invest in the securities of companies with small and mid-capitalizations, which can involve greater risk and the possibility of greater portfolio volatility than investments in securities of large capitalization companies. Historically, stocks of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks. Small and mid-capitalization companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group. The securities of small capitalization companies trade in the over-the-counter markets or on regional exchanges and may not be traded daily or in the volume typical of trading on a national securities exchange, which may make these securities more difficult to value and to sell.

•

Large-Cap Company Risk  — Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

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Financial Services Sector Risk  — The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. Changing interest rates could reduce the profitability of certain types of companies in the financial services sector. For example, rising interest rates increase the cost of financing to, and may reduce the profitability of, certain financial services companies. The financial services sector may be subject to a greater risk of rising interest rates due to the current period of historically low rates. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse effects on individual holdings in the fund or the sector. Financial services companies could fall further out of favor, causing the fund to underperform funds that focus on other types of stocks. No assurance can be made that future financial crises will not severely impact financial services companies.

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Micro Capitalization Companies Risk  — Micro cap stocks have a market capitalization of less than $300 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early stage of development or newly formed with limited markets or product lines. There may also be less public information about micro-cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro-cap companies may not be traded daily. As a result, some of the fund’s holdings may be considered or become illiquid.

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Portfolio Turnover Risk  — The portfolio turnover rate measures the frequency with which the fund sells and replaces its securities within a given period. The fund anticipates that it will experience a high portfolio turnover rate. High turnover can increase the fund’s transaction costs, thereby lowering its returns. It also may increase your tax liability.

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Special Situations Risk  — The fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the fund.

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Cybersecurity Risk  — Investment companies, including the RMB Mendon Financial Services Fund, must rely in part on digital and network technologies (collectively, “cyber networks”) to conduct their businesses. Such cyber networks might in some circumstances be at risk of cyber attacks that could potentially seek unauthorized access to digital systems for purposes such as misappropriating sensitive information, corrupting data, or causing operational disruption. Cyber attacks might potentially be carried out by persons using techniques that could range from efforts to electronically circumvent network security or overwhelm websites to intelligence gathering and social engineering functions aimed at obtaining information necessary to gain access. Cyber incidents could potentially occur, and might in some circumstances result in unauthorized access to sensitive information about the RMB Mendon Financial Services Fund or its investors.

PAST PERFORMANCE

The chart and table provide some indication of the risks of investing in the fund. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund’s Class A shares for each of the last ten calendar years. The returns in the chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The table presents the fund’s average annual returns over 1-, 5- and 10-year periods for Class A shares and Class C shares, compared to the NASDAQ Bank Index, which represents a broad measure of market performance, and the Morningstar Financial Sector Category average, which represents the performance of the fund’s peer group. The funds included in the Morningstar Financial Sector Category are determined by Morningstar, Inc. The fund’s performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the maximum sales charges and annual operating expenses. Updated performance information may be obtained on the funds’ website at www.rmbfunds.com or by calling 1-800-462-2392.

Return for Class A Shares

Best Quarter: 20.49% in the 2 nd Quarter of 2009 Worst Quarter: (15.46)% in the 3 rd Quarter of 2011
Average Annual Total Returns (For the following periods ended 12/31/2015)
Average Annual Total Returns - Class A, C Prospectus - RMB Mendon Financial Services Fund		1 Year	5 Years	10 Years
Class A		14.39%	13.75%	7.09%
Class A | After Taxes on Distributions	[1]	13.37%	13.39%	6.44%
Class A | After Taxes on Distributions and Sales	[1]	9.00%	11.02%	5.60%
Class C		18.55%	14.06%	6.84%
NASDAQ Bank Index (reflects no deduction of fees, expenses or taxes)		8.84%	9.08%	(0.76%)
Morningstar Financial Sector Category (reflects no deduction of fees, expenses or taxes)		(1.92%)	9.67%	(1.28%)
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class C shares will vary.